FAIR VALUE MEASUREMENTS - Summary of the changes in the fair value of level 3 Warrant Liabilities (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
FAIR VALUE MEASUREMENTS
Fair value as of January 1, 2021	$ 13,580,000
Change in fair value	(3,686,000)
Fair value as of March 31, 2021	$ 9,894,000